Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000005546 | Montgomery County, Trinity Health Credit Group
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005546 | Maryland Economic Dev., Howard Hughes Medical Institute
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005546 | Maryland HHEFA, Johns Hopkins Univ.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005546 | Maryland HHEFA, Johns Hopkins Health System
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005546 | Howard County Housing Commission, Beech's Farm Apartments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005546 | Montgomery County
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005546 | Maryland CDA, Multi-Family, Kirkwood Housing
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005546 | Maryland DOT
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005546 | Maryland HHEFA, Univ. of Maryland Medical System
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005546 | Maryland CDA, Residential
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005546 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000005546 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000005546 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005546 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000193184 | Montgomery County, Trinity Health Credit Group
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000193184 | Maryland Economic Dev., Howard Hughes Medical Institute
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000193184 | Maryland HHEFA, Johns Hopkins Univ.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193184 | Maryland HHEFA, Johns Hopkins Health System
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193184 | Howard County Housing Commission, Beech's Farm Apartments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193184 | Montgomery County
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193184 | Maryland CDA, Multi-Family, Kirkwood Housing
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193184 | Maryland DOT
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193184 | Maryland HHEFA, Univ. of Maryland Medical System
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193184 | Maryland CDA, Residential
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193184 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000193184 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000193184 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193184 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)